Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of common stock reflected in the condensed balance sheet
Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(10,275,000)
Proceeds Allocated to Public Rights	(7,331,250)
Common stock issuance costs	(3,968,164)
Plus:
Accretion of carrying value to redemption value	23,299,414

Common stock subject to possible redemption, December 31, 2021	174,225,000
Plus:
Accretion of carrying value to redemption value	1,725,000
Common stock subject to possible redemption, March 31, 2022	$175,950,000

Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(10,275,000)
Proceeds Allocated to Public Rights	(7,331,250)
Common stock issuance costs	(3,968,164)
Plus:
Accretion of carrying value to redemption value	23,299,414

Common stock subject to possible redemption	$174,225,000

Schedule of diluted net income per common stock is the same as basic net income per common stock
	Three Months Ended March 31, 2022	Three Months Ended March 31, 2021
	Common Stock	Common Stock
Basic and diluted net income per common stock
Numerator:
Allocation of net income, as adjusted	$955,240	3,461,107
Denominator:
Basic and diluted weighted average shares outstanding	21,562,500	21,437,500

Basic and diluted net income per share of common stock	$0.04	$0.16